SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.  47  (File No. 2-54516)            X

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY           _____
ACT OF 1940

Amendment No.  38  (File No. 811-2591)                          X


IDS MONEY MARKET SERIES, INC.
IDS Tower 10, Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
  X  on Sept. 29, 1997 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on
     (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or about September 24, 1997.

Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                    Section in
  Item No.        in Prospectus                               Item No.       Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Security Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Board members and officers of the Fund;**
      (b)         Investment policies and risks                                Board members and Officers
      (c)         Investment policies and risks                   (b)        Board members and Officers
                                                                  (c)        Board members and Officers
     5(a)         Board members and officers; Board members
                    and officers of the Fund (listing)          15(a)        NA
      (b)(i)      Investment manager;                             (b)        NA
                  About American Express Financial                (c)        Board members and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager                            16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager                                           Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Administrator and transfer agent                           Agreement, Plan and Agreement of Distribution
      (e)         Administrator and transfer agent
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager;                             (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian Agreement; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
                                                                             Agreement
      (c)         NA
      (d)         Voting rights                                 17(a)        Security Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividends and capital gain distributions;                   with American Express Financial Corporation
                   Reinvestments                                  (c)        Security Transactions
      (g)         Taxes                                           (d)        Security Transactions
      (h)         Alternative purchase arrangements               (e)        Security Transactions

                                                                18(a)        Shares; Voting rights**
                                                                  (b)        NA
     7(a)         Distributor
      (b)         Valuing Fund shares                           19(a)        Investing in the Fund
      (c)         How to purchase, exchange or redeem shares      (b)        Valuing Fund Shares; Investing in the Fund
      (d)         How to purchase shares                          (c)        Redeeming Shares
      (e)         NA
      (f)         Distributor                                   20           Taxes
      (g)         Alternative purchase arrangements;
                  Reductions and waivers of the sales charge
     8(a)         How to redeem shares                          21(a)        Agreements: Distribution Agreement
      (b)         NA                                              (b)        NA
      (c)         How to purchase shares:  Three ways to invest   (c)        NA
      (d)         How to purchase, exchange or redeem shares:
                  Redemption policies -- "Important..."         22(a)        Performance Information
                                                                  (b)        NA
     9            None
                                                                23           Financial Statements
*Designates information is located in annual report.
**Designates location in prospectus.

IDS Cash Management Fund



Prospectus
Sept. 29, 1997


The goal of IDS Cash Management Fund, a part of IDS Money Market Series, Inc., is to provide maximum current income consistent with liquidity and stability of principal. The Fund invests in money market securities.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.


Additional facts about the Fund are in a Statement of Additional Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated here by reference. For a free copy, contact American Express Shareholder Service.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
800-862-7919
TTY:  800-846-4852
Web site address: http://www.americanexpress.com/advisors

Table of contents


The Fund in brief
        Goal
        Investment policies and risks
        Manager and distributor
        Portfolio manager
        Purchases

Sales charge and Fund expenses

Performance
        Financial highlights
        Yield

Investment policies and risks
        Facts about investments and their risks
        Alternative investment option
        Valuing Fund shares

How to purchase, exchange or redeem shares
        Purchases
        How to purchase shares
        How to exchange shares How to redeem shares
        Class B - contingent deferred sales charge alternative
        Waivers of the contingent deferred sales charge

Special shareholder services
        Services
        Quick telephone reference

Distributions and taxes
        Dividend and capital gain distributions
        Reinvestments
        Taxes
        How to determine the correct TIN

How the Fund is organized
        Shares
        Voting rights
        Shareholder meetings
        Board members and officers
        Investment manager
        Administrator and transfer agent
        Distributor

About American Express Financial Corporation
        General information

The Fund in brief

Goal

IDS Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Investment policies and risks


The Fund is a diversified mutual fund that invests in money market instruments, such as marketable debt securities issued by the U.S. government or its agencies or instrumentalities, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper. For further information, refer to the later section in the prospectus titled "Investment policies and risks."

Manager and distributor

The Fund is managed by American Express Financial Corporation (AEFC), a provider of financial services since 1894. AEFC currently manages more than $69 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly-owned subsidiary of AEFC.


Portfolio manager


Terry Fettig joined AEFC in 1986 and serves as portfolio manager. He has managed this Fund since April 1993. From 1986 to 1992 he was a fixed income securities analyst and from 1992 to 1993 he was an associate portfolio manager. He also serves as portfolio manager of IDS Intermediate Tax-Exempt Fund, IDS Tax-Free Money Fund, IDS Life Moneyshare Fund and IDS Life Series Fund- Money Market Portfolio.


Purchases


The Fund offers its shares in three classes. New investments must be made in Class A shares of the Fund. Class A shares have no sales charge or annual distribution (12b-1) fee. Class B and Class Y shares enable shareholders holding those classes in other IDS funds to exchange into the Fund. Class B shares have a contingent deferred sales charge (CDSC) and are subject to a 12b-1 fee. Class Y shares are sold without a sales charge or 12b-1 fee to qualifying institutional investors.


Sales charge and Fund expenses

Shareholder transaction expenses on Class B shares are incurred directly by an investor on the redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses

                                     Class A    Class B     Class Y

Maximum sales charge on purchases
(as a percentage of offering price)..... 0%         0%          0%

Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)...0%         5%          0%

Annual Fund operating expenses (as a percentage of average daily net assets):


                                       Class A   Class B   Class Y
Management fee                          0.28%     0.28%     0.28%
12b-1 fee                               0.00%     0.75%     0.00%
Other expenses*                         0.30%     0.31%     0.30%
Total                                   0.58%     1.34%     0.58%


*Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A             $ 6          $19          $32       $ 73
Class B             $64          $82          $94       $141**
Class B*            $14          $42          $74       $141**
Class Y             $ 6          $19          $32       $ 73

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights



IDS Cash Management Fund

Performance
Financial highlights

                           Fiscal period ended July 31,
                           Per share income and capital changes(a)

                                                  Class A
                       1997    1996     1995    1994     1993    1992    1991     1990    1989    1988


 Net asset value,     $1.00   $1.00    $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
 beginning of period
                  Income from investment operations:
 Net investment         .05     .05      .05     .03      .02     .04     .07      .08     .08     .06
 income(loss)
                  Less distributions:

 Dividends from net    (.05)   (.05)    (.05)   (.03)    (.02)   (.04)   (.07)    (.08)   (.08)   (.06)
 investment income

 Net asset value,     $1.00   $1.00    $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00
 end of period
                  Ratios/supplemental data
                                                  Class A
                       1997    1996     1995    1994     1993    1992    1991     1990    1989    1988

 Net assets, end     $3,094  $2,335   $1,707  $1,154   $1,053  $1,230  $1,655   $1,617  $1,392  $1,136
 of period
(in millions)

 Ratio of expenses to   .58%    .63%     .73%    .94%(c)  .94%(c) .91%    .77%     .74%    .75%    .69%
 average daily
 net assets(b)

 Ratio of net income   4.96%   4.97%    4.99%   2.61%    2.36%   3.84%   6.55%    7.81%   8.42%   6.53%
 (loss) to average
 daily net assets

 Total return           5.1%    5.1%     5.0%    2.6%     2.4%    3.8%    6.7%     7.9%    8.7%    6.7%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) During the fiscal years ended July 31, 1993 and 1994, AEFC voluntarily reimbursed the Fund for a portion of its expenses. Had AEFC not done so, the ratio of expenses to average daily net assets would have been 0.97%.

                           Fiscal period ended July 31,

                           Per share income and capital changes(a)

                             Class B                          Class Y
                     1997    1996     1995(b)          1997    1996    1995(b)

 Net asset value,   $1.00   $1.00    $1.00            $1.00   $1.00   $1.00
 beginning of period

                   Income from investment operations:

 Net investment       .04     .04      .02              .05     .05     .02
 income (loss)
                   Less distributions:
 Dividends from net  (.04)   (.04)    (.02)            (.05)   (.05)   (.02)
 investment income

 Net asset value,   $1.00   $1.00    $1.00            $1.00   $1.00   $1.00
 end of period
                           Ratios/supplemental data
                             Class B                          Class Y
                     1997    1996     1995(b)       1997    1996    1995(b)


 Net assets, end of  $147    $273      $98           $62     $57     $86
 period (in millions)

 Ratio of expenses   1.34%   1.38%    1.41%(c)       .58%    .62%    .65%(c)
 to average daily
 net assets(d)

 Ratio of net income 4.14%   4.15%    4.73%(c)      4.96%   4.97%   5.53%(c)
 (loss) to average
 daily net assets

 Total return         4.3%    4.3%     2.0%          5.1%    5.1%    2.3%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was March 20, 1995.
(c) Adjusted to an annual basis.
(d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Yield


The Fund's annualized simple yield for the seven days ended July 31, 1997, was 5.07% for Class A, 4.30% for Class B and 5.07% for Class Y. The Fund's annualized compound yield for the same period was 5.19% for Class A, 4.40% for Class B and 5.19% for Class Y. The Fund calculates annualized simple and compound yields based on a seven-day period.


Past yields should not be considered an indicator of future yields.

Investment policies and risks

The Fund will limit its investments to those that are denominated in U.S. dollars, are of high quality and present minimal credit risk. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 13 months.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Money market instruments: The Fund invests in short-term government securities, bank obligations, commercial paper and repurchase agreements. Except for the exception listed below, the commercial paper the Fund invests in must be rated in the highest category by at least two national rating services or, if unrated, be of comparable quality as determined by the board. The Fund may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Debt securities: The Fund may invest in negotiable certificates of deposit
(CDs), fixed-time deposits, bankers' acceptances and letters of credit of U.S. banks, branches of domestic banks located outside the United States and U.S. branches of foreign banks. The Fund may invest in CDs issued by savings and loans and CDs of foreign banks issued outside the United States. (These CDs are commonly referred to as Eurodollar CDs.) The Fund also may invest in marketable securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

Some of these securities are not direct obligations of the U.S government and consequently are not backed by the full faith and credit of the government.

Concentration: Depending on market conditions and the availability of other securities, the Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. The risk of concentrating investments in banks is that the value of these investments may be adversely affected by economic or regulatory developments in the banking industry and by the concentration of bank loan participations.

Foreign investments: Investments in foreign banks and branches of domestic banks outside the United States involve certain risks. Domestic banks are required to maintain specified levels of reserves, are limited in the amounts they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. Not all of these laws and regulations apply to the foreign branches of domestic banks. Domestic bank regulations do not apply to foreign banks. Eurodollar CDs and non- U.S. fixed-time deposits may be subject to political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of foreign deposits, penalties for early withdrawal of time deposits, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. The Fund may invest up to 35% of its total assets in foreign investments.

Securities that are illiquid: A security is illiquid if it cannot be sold quickly in the normal course of business. No more than 10% of the Fund's net assets will be held in illiquid securities.

The investment policies described above may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The NAV is the value of a single Fund share. The NAV is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

The portfolio securities are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

How to purchase, exchange or redeem shares

Purchases

New investments must be made in Class A shares of the Fund. The Fund offers Class B and Class Y shares only to facilitate exchanges between classes of these shares in other IDS funds. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below.

              Sales charge
              and distribution
              (12b-1) fee                 Other information
Class A       None


Class B       No initial sales charge;    Shares convert to
              maximum CDSC of 5%,         Class A in the ninth year
              declines to 0% after six    of ownership.  CDSC waived
              years; 12b-1 fee of 0.75%   in certain circumstances of
              average daily net assets


Class Y       None                        Available only to
                                          certain qualifying
                                          institutional
                                          investors

Conversion od Class B shares to Class A shares - During the ninth calendar year of owning your Class B shares, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. Class B shares that convert to Class A shares are not subject to a sales charge or distribution fee. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares. This means more of your money will be put to work for you.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

        o Qualified employee benefit plans* if the plan:
        - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
          - at least $10 million in plan assets or
          - 500 or more participants; or
        - does not use daily transfer recordkeeping and has
          - at least $3 million invested in funds of the IDS MUTUAL
            FUND GROUP or
          - 500 or more participants.

        o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

        o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express Financial Advisors. To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.


Important: When opening an account, you must provide your correct Taxpayer Identification Number (Social Security or Employer
Identification number).  See "Distributions and taxes."


When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o       You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                                       Three ways to invest

1
By regular account    Send your check and application             Minimum amounts
                      (or your name and account number            Initial investment: $2,000
                      if you have an established account)         Additional
                      to:                                         investments:     $  100
                      American Express Financial Advisors Inc.    Account balances:   $1,000*
                      P.O. Box 74
                      Minneapolis, MN  55440-0074

                      Your financial advisor will help you with this process.


2
By scheduled          Contact your financial advisor              Minimum amounts
investment plan       to set up one of the following              Initial investment:    $2,000
                      scheduled plans:                            Additional
                                                                  investments:           $100/each payment
                      o  automatic payroll deduction              Account balances:      $1,000

                      o  bank authorization                       If account balance is below $2,000,
                                                                  frequency of payments must be at
                      o  direct deposit of                        least monthly.
                         Social Security check


                      o  other plan approved by the Fund

3
By wire               If you have an established account,         If this information is not
                      you may wire money to:                      included, the order may be
                                                                  rejected and all money
                      Norwest Bank Minneapolis                    received by the Fund, less
                      Routing No. 091000019                       any costs the Fund or AEFC
                      Minneapolis, MN                             incurs, will be returned
                      Attn:   Domestic Wire Dept.                 promptly.

                      Give these instructions:                    Minimum amounts:
                      Credit IDS Account #00-30-015               Each wire investment: $1,000
                      for personal account # (your
                      account number) for (your name).

*If your account balance falls below $1,000, you will be asked in writing to bring it up to $1,000 or establish a scheduled investment plan. If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

New investments of Class A shares may be exchanged for either Class A or Class B shares of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state, except that exchanges into IDS Tax-Free Money Fund must be made from Class A shares. If you exchange shares from this Fund to another IDS fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another IDS fund into Class A shares of this Fund. Exchange rules are illustrated in the following tables:

Exchanges:
FROM                                TO
Cash
Management                          Other IDS funds*
                                Class A         Class B

Class A                         Yes             Yes

Class B                         No              Yes

Exchanges:
FROM                                TO
Other
IDS funds*                          Cash Management Fund
                                Class A         Class B

Class A                         Yes             No

Class B                         No              Yes

*Tax-Free Money Fund has only a single class. Therefore, exchanges into Tax-Free Money Fund must be made from Class A shares.


Note: Exchanges from Class A to Class B are not permitted within Cash Management Fund.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class
B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge. For complete information on any other fund, including fees and expenses, read that fund's prospectus carefully.


If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time. American Express Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. Although the Fund attempts to maintain a stable $1 net asset value, you will have a gain or loss if the Fund's net asset value is more or less than the cost of your shares. This could affect your tax liability.

                     Three ways to request an exchange or redemption of shares

1
By letter                            Include in your letter:
                                     o  the name of the fund(s)
                                     o  the class of shares to be exchanged or redeemed
                                     o  your account number(s) (for exchanges, both funds must
                                        be registered in the same ownership)
                                     o  your Taxpayer Identification Number (TIN)
                                     o  the dollar amount or number of shares you want to
                                        exchange or redeem
                                     o  signature of all registered account owners
                                     o  for redemptions, indicate how you want your money delivered to you
                                     o  any paper certificates of shares you hold

                                     Regular mail:
                                     American Express Shareholder Service
                                     Attn:  Redemptions
                                     P.O. Box 534
                                     Minneapolis, MN  55440-0534

                                     Express mail:
                                     American Express Shareholder Service
                                     Attn:  Redemptions
                                     733 Marquette Ave.
                                     Minneapolis, MN  55402


2
By phone
American Express Financial           o  The Fund and AEFC will honor any telephone exchange or redemption request believed
Advisors Telephone                      to be authentic and will use reasonable procedures to confirm that they are. This
Transaction Service:                    includes asking identifying questions and tape recording calls. If reasonable
800-437-3133 or                         procedures are not followed, the Fund or AEFC will be liable for any loss resulting
612-671-3800                            from fraudulent requests.
                                     o  Phone exchange and redemption privileges
                                        automatically apply to all accounts
                                        except custodial, corporate or qualified
                                        retirement accounts unless you request
                                        these privileges NOT apply by writing
                                        American Express Shareholder Service.
                                        Each registered owner must sign the
                                        request.
                                     o  AEFC answers phone requests promptly,
                                        but you may experience delays when call
                                        volume is high. If you are unable to get
                                        through, use mail procedure as an
                                        alternative.
                                     o  Acting on your instructions, your
                                        financial advisor may conduct telephone
                                        transactions on your behalf.
                                     o  Phone privileges may be modified or discontinued at any time.

                                     Minimum amount
                                     Redemption:        $100

                                     Maximum amount
                                     Redemption:     $50,000


3
By draft


                                     For Class A only, free drafts are available and can be used just like a check to withdraw $100 or more from your account.
                                     The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact
                                     American Express Shareholder Service. A
                                     request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.


                                     Minimum amount
                                     Redemption:    $100

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Except as otherwise noted, exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o For Class B only a "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                       Three ways to receive payment when you redeem shares

1
By regular or express mail                          o  Mailed to the address on record

                                                    o  Payable to names listed on the account


                                                       NOTE:  You will be charged a fee if you
                                                       request express mail delivery.


2
By wire                                             o  Minimum wire redemption:  $1,000

                                                    o  Request that money be wired to your bank

                                                    o  Bank account must be in the same
                                                       ownership as the IDS fund account

                                                       NOTE:  Pre-authorization required.  For
                                                       instructions, contact your financial
                                                       advisor or American Express Shareholder Service.
3
By scheduled payout plan                            o  Minimum payment:  $50

                                                    o  Contact your financial
                                                       advisor or American
                                                       Express Shareholder
                                                       Service to set up regular
                                                       payments to you on a
                                                       monthly, bimonthly,
                                                       quarterly, semiannual or
                                                       annual basis

                                                    o  Purchasing new shares while under a payout
                                                       plan may be disadvantageous because of
                                                       the sales charges

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:
First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan, o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

        - at least 59-1/2 years old, and

        - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or

        - redeeming under an approved substantially equal periodic payment arrangement.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference


American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

TTY Service
For the hearing impaired
800-846-4852


American Express Financial Advisors Easy Access Line Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions 800-862-7919

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions


The Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price than was paid for it. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions.

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.


Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you monthly in cash, or

o you direct the Fund to invest your distributions monthly in any publicly available IDS fund for which you've previously opened an account. Your purchases may be subject to a sales charge.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.


If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares. Prior to reinvestment, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


Taxes

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.


If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o       a $50 penalty for each failure to supply your correct TIN

o a civil penalty of $500 if you make a false statement that results in no backup withholding

o       criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN
                                   Use the Social Security or
For this type of account:          Employer Identification number
                                   of:

Individual or joint account        The individual or individuals
                                   listed on the account

Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                     The grantor-trustee (the person
                                   who puts the money into the
                                   trust)

An irrevocable trust, pension      The legal entity (not the
trust or estate                    personal representative or
                                   trustee, unless no legal entity
                                   is designated in the account
                                   title)

Sole proprietorship                The owner

Partnership                        The partnership

Corporate                          The corporation

Association, club or               The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized


Shares

The Fund is owned by its shareholders. The Fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of the Fund. Par value is one cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights.

Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers


Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H. Dudley, who does not serve the nine IDS Life funds.


Board members and officers of the Fund

President and interested board member


William R. Pearce
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).

Independent board members


H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.


Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.


Alan K. Simpson
Former United States senator for Wyoming.


Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC


William H. Dudley
Senior advisor to the chief executive officer, AEFC.


David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC


Peter J. Anderson
Senior vice president, AEFC. Vice president - Investments for the Fund.

Melinda S. Urion
Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer


Leslie L. Ogg
President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Refer to the SAI for the board members' and officers' biographies.

Investment manager

The Fund pays AEFC for managing its assets. Under its Investment Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Fund, as follows:

Assets          Annual rate
(billions)      at each asset level

First $1.0      0.310%
Next   0.5      0.293
Next   0.5      0.275
Next   0.5      0.258
Over   2.5      0.240


For the fiscal year ended July 31, 1997, the Fund paid AEFC a total investment management fee of 0.28% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.


Administrator and transfer agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate beginning at 0.03% and decreasing to 0.02% as assets increase. The second agreement, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:

        o   Class A   $20
        o   Class B   $21
        o   Class Y   $20

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly-owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests.

Persons who buy Class A shares pay no sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 fee) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.


Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares.


Total expenses paid by the Fund's Class A shares for the fiscal year ended July 31, 1997, were 0.58% of its average daily net assets. Expenses for Class B and Class Y were 1.34% and 0.58%, respectively.


About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on July 31, 1997 were more than $170 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 8,500 advisors.


Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

                          IDS MONEY MARKET SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                            IDS CASH MANAGEMENT FUND


                                 Sept. 29, 1997



This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.


This SAI is dated Sept. 29, 1997, and it is to be used with the prospectus dated Sept. 29, 1997, and the Annual Report for the fiscal year ended July 31, 1997.






















S-6320-20S (9/97)

                                         TABLE OF CONTENTS

Goal and Investment Policies....................See Prospectus

Additional Investment Policies...............................p. 3

Security Transactions........................................p. 5

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.......................p. 6

Performance Information......................................p. 6

Valuing Fund Shares..........................................p. 8

Investing in the Fund........................................p. 9

Redeeming Shares.............................................p. 10

Pay-out Plans................................................p. 12

Taxes........................................................p. 13

Agreements...................................................p. 14

Organizational Information...................................p. 16

Board Members and Officers...................................p. 16

Compensation for Board Members...............................p. 20

Independent Auditors.........................................p. 20

Financial Statements..........................See Annual Report

Prospectus...................................................p. 21

Appendix A:  Description of Money Market Securities..........p. 22

Appendix B:  Dollar-Cost Averaging...........................p. 24

ADDITIONAL INVESTMENT POLICIES


These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:


'Invest in a company to control or manage it.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

'Buy on margin, sell short or deal in options to buy or sell securities.

'Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

'Purchase securities of an issuer if the board members and officers of the Fund and of American Express Financial Corporation (AEFC) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend Fund securities in excess of 30% of its net assets, at market value. If the Fund were to make long- or short-term loans, it will receive the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. Loans will not be made unless the investment manager believes the opportunity for additional income outweighs these risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund has no present intention of loaning securities.

'Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

'Purchase securities of other open-end investment companies or invest more than 10% of the market value of its assets in closed-end funds. If the Fund ever makes such an investment, purchases will occur only on the open market where the dealer's or sponsor's profit is limited to a regular commission. The Fund has no present intention of investing in other registered investment companies.

Unless changed by the board, the Fund will not:

'Invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board to be of comparable quality. The Fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of money market securities, see Appendix A.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.


The Fund paid total brokerage commissions of $0 for the fiscal year ended July 31, 1997, $0 for fiscal year 1996, and $0 for fiscal year 1995. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund, except for the affiliates as noted below.

As of the fiscal year ended July 31, 1997, the Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                         Value of Securities
                         Owned at End of
Name of Issuer           Fiscal Year
Bank of America          $106,246,174
Chase Manhattan Bank       28,073,162
First Chicago              58,426,095
Goldman Sachs Group       143,346,735
Merrill Lynch             152,755,922
Morgan Stanley Group       26,740,125


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION


Affiliates of American Express Company (American Express) (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by that Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.


PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                                   n
                                             P(1+T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund calculates annualized simple and compound yields for a class based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:
                                                  365/7
Compound Yield = (return for seven-day period + 1)      - 1

The Fund's simple annualized yield was 5.07% for Class A, 4.30% for Class B and 5.07% for Class Y and its compound yield was 5.19% for Class A, 4.40% for Class B and 5.19% for Class Y on July 31, 1997, the last day of the Fund's fiscal year.


Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


VALUING FUND SHARES

The Fund values its securities as follows: All of the securities in the Fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling portfolio securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day.


INVESTING IN THE FUND

The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1,000 for the Fund
(except payroll deduction plans), with a minimum additional purchase of $25.

Systematic Investment Programs

After you make your initial investment of $2,000 for the Fund, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments monthly, quarterly or semiannually. You are not obligated to make any payments. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other Fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

For a discussion on dollar-cost averaging, see Appendix B.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP may be used to automatically purchase shares in the same class of the Fund. Dividend and capital gain distributions, if any, paid by the Fund may be used to automatically purchase shares of another fund in the IDS MUTUAL FUND GROUP available in your state. Dividends may be directed to existing accounts only. Dividends declared by the Fund are exchanged the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:


Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.


The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.


REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

Drafts: Drafts of $100 or more are available for shareholders of the Fund. Drafts should be requested by registered owners only. The number of signatures required for payment of a draft may vary by account ownership. Drafts should be used like checks, but should not be sent directly to the Minneapolis headquarters to be cashed. When the draft is accepted by the Fund through the banking system, shares will be redeemed from your account. In order to qualify for this service, all shares must be held in non-certificate form. If the account is not large enough to cover a draft, it will be dishonored and returned marked "insufficient funds." Drafts written on purchases made with non-guaranteed funds not yet 10 days old will not be honored in most cases. The draft writing privilege may be modified or terminated at any time. It may not always be possible to give all shareholders advance notification of each change in the draft writing privilege.

Telephone Redemptions: Telephone redemptions are available for shareholders of the Fund. Records maintained by AEFC will be binding on all parties. Neither AEFC nor the Fund will be liable for any loss, expense or damage arising in connection with telephone redemption requests. In order to qualify for this service, all shares must be held in non-certificate form.


The requesting registered owner must be prepared to provide sufficient information to enable AEFC to verify the authenticity of the call and to process the redemption request. All telephone calls will be recorded. Redemption requests received before the close of business (normally 3 p.m. Central time) will be processed the same day. For each redemption, a number of shares equal to the amount of the requested redemption will be redeemed. The following business day, the redemption proceeds will be mailed to the address of record or transmitted by Federal Reserve Wire to the bank account designated on the telephone authorization form, provided AEFC, the Fund, Norwest Bank Minneapolis and your bank are all open. At the present time there is no additional fee charged for the wire service, but if such a fee is imposed in the future, an additional number of shares will be redeemed to cover it.


The telephone redemption privilege may be modified or discontinued at any time. It may not always be possible to give all shareholders advance notice of each change in the procedures for telephone redemptions.

During an emergency, the board can suspend computation of the net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable, or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

For this Fund, participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred sales Charge
                                  Number of Participants

Total Plan Assets                 1-99        100 or more

Less than $1 million               4%             0%

$1 million or more                 0%             0%

PAY-OUT PLANS

Shareholders of IDS Cash Management Fund can use any of several pay-out plans to redeem their investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of the investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If a tax-qualified plan account for which American Express Trust Company acts as custodian is being redeemed, an election may be made to receive dividends and other distributions in cash when permitted by law. If an IRA or a qualified retirement account is redeemed, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.


To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

Retirement Accounts


If you have a nonqualified investment in the Fund, you may move part or all of those shares to an IRA or qualified retirement account in the Fund. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes.


Since the Fund invests only in money market securities, all income is from interest or short-term capital gains. Accordingly, distributions of net investment income do not qualify for the 70% dividends-received deduction for corporations.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $1.0              0.310%
Next   0.5              0.293
Next   0.5              0.275
Next   0.5              0.258
Over   2.5              0.240


On July 31, 1997, the daily rate applied to the Fund's net assets was equal to 0.277% on an annual basis. The fee is calculated for each calendar day on the basis of the net assets of the Fund as of the close of business of the full business day, which is two business days prior to the day for which the calculation is being made.

The management fee is paid monthly. Under the agreement, the total amount paid was $8,354,016 for the year ended July 31, 1997, $6,557,898 for 1996, and $4,733,219 for 1995.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the agreement, the Fund paid nonadvisory expenses of $1,045,237 for the year ended July 31, 1997, $1,851,127 for 1996, and
$1,001,686 for 1995.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1.0      0.030%
     Next   0.50     0.027
     Next   0.50     0.025
     Next   0.50     0.022
     Over   2.5      0.020


On July 31, 1997, the daily rate applied to the Fund's net assets was equal to 0.025% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $799,667 for the fiscal year ended July 31.


Transfer Agency Agreement


The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class and dividing by the number of days in the year. The rate for Class A and Class Y is $20 per year and for Class B is $21 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $5,922,243 for the fiscal year ended July 31, 1997.


Distribution Agreement


For an explanation of the Fund's Distribution Agreement, please see your prospectus.


Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended July 31, 1997, under the agreement, the Fund paid fees of $1,586,518.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Total fees and expenses



The Fund paid total fees and nonadvisory expenses, net of earnings credits, of $17,707,681 for the fiscal year ended July 31, 1997.

ORGANIZATIONAL INFORMATION

IDS Money Market Series, Inc., of which IDS Cash Management Fund is a part, is an open-end management investment company, as defined in the Investment Company Act of 1940. Originally incorporated on Aug. 22, 1975 in Nevada, IDS Money Market Series, Inc. changed its state of incorporation on June 13, 1986 by merging into a Minnesota corporation incorporated on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.


BOARD MEMBERS AND OFFICERS


The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards.)


All shares have cumulative voting rights with respect to the election of board members.


H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Former chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, Union Pacific Resources, and FPL Group, Inc.
(holding company for Florida Power and Light).


William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN


Senior advisor to the chief executive officer, AEFC.


Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President and chief executive officer of AEFC since August 1993, and director of AEFC. Previously, senior vice president, finance and chief financial officer of AEFC.


Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.


Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term U.S. Congressman, U.S. Secretary of Defense and Presidential Counsellor. Director, Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).


William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming.  Former
Assistant Republican Leader, U.S. Senate.  Director, PacifiCorp
(electric power).


Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


President, treasurer and corporate secretary of Board Services
Corporation. Vice president, general counsel and secretary for the Fund.


Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN


Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN


Director, senior vice president and chief financial officer of AEFC. Director, executive vice president and controller of IDS
Life Insurance Company.  Treasurer for the Fund.

COMPENSATION FOR FUND BOARD MEMBERS

Members of the board who are not officers of the Fund or AEFC receive an annual fee of $2,000, and the Chair of the Contracts Committee receives an additional $86. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $20. Expenses for attending meetings are reimbursed.

During the fiscal year ended July 31, 1997, the members of the board, for attending up to 32 meetings, received the following compensation:

                               Compensation Table

                                              Pension or           Estimated       Total cash compensation
                             Aggregate        Retirement           annual          from the IDS MUTUAL FUND
                             compensation     benefits accrued     benefit upon    GROUP and the Preferred
Board member                 from the Fund    as Fund expenses     retirement      Master Trust Group
H. Brewster Atwater, Jr.     $2,220           $0                   $0              $78,900
  (part of year)
Lynne V. Cheney               2,859            0                    0               97,400
Robert F. Froehlke            2,937            0                    0              104,600
Heinz F. Hutter               2,972            0                    0              106,300
Anne P. Jones                 3,123            0                    0              111,600
Melvin R. Laird               2,875            0                    0               98,600
Alan K. Simpson               1,716            0                    0               58,200
  (part of year)
Edson W. Spencer              3,333            0                    0              127,800
Wheelock Whitney              3,022            0                    0              109,500
C. Angus Wurtele              3,047            0                    0              110,700

On July 31, 1997, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS


The financial statements contained in the Annual Report to shareholders for the fiscal year ended July 31, 1997, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS



The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended July 31, 1997, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus for IDS Cash Management Fund, dated Sept. 29, 1997, is hereby incorporated in this SAI by reference.

APPENDIX A

DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

APPENDIX B

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.


While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.


Dollar-cost averaging

-------------------------------------------------------------------
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 ----                -----                   -----
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).



 Independent auditors' report


      The board and shareholders
      IDS Money Market Series, Inc.:


      We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Cash Management Fund (a series of IDS Money Market Series, Inc.) as of July 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period ended July 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Cash Management Fund at July 31, 1997, and the results of its operations, changes in its net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.






      KPMG Peat Marwick LLP
      Minneapolis, Minnesota
      September 5, 1997


 Financial statements


      Statement of assets and liabilities
      IDS Cash Management Fund
      July 31, 1997



                                  Assets

 Investments in securities, at value (Note 1)
      (identified cost $3,270,490,798)                                                          $3,270,490,798
 Cash in bank on demand deposit                                                                     32,486,142
 Accrued interest receivable                                                                         2,830,731
                                                                                                     ---------
 Total assets                                                                                    3,305,807,671
                                                                                                 -------------
                                  Liabilities

 Dividends payable to shareholders                                                                   2,699,937
 Accrued investment management services fee                                                             24,965
 Accrued distribution fee                                                                                3,000
 Accrued transfer agency fee                                                                            17,721
 Accrued administrative services fee                                                                     2,265
 Other accrued expenses                                                                                421,173
 Total liabilities                                                                                   3,169,061
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $3,302,638,610
                                                                                                ==============
                                  Represented by

 Capital stock-- authorized 10,000,000,000 shares of $.01 par value                             $   33,027,616
 Additional paid-in capital                                                                      3,269,637,019
 Undistributed (excess of distributions over) net investment income                                        975
 Accumulated net realized gain (loss) (Note 1)                                                         (27,000)
                                                                                                       -------
 Total-- representing net assets applicable to outstanding capital stock                        $3,302,638,610
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $3,093,914,370
                                                          Class B                               $  146,752,814
                                                          Class Y                               $   61,971,426
 Net asset value per share of outstanding capital stock:  Class A shares      3,093,957,865     $         1.00
                                                          Class B shares        146,809,834     $         1.00
                                                          Class Y shares         61,993,894     $         1.00

See accompanying notes to financial statements.

      Statement of operations
      IDS Cash Management Fund
      Year ended July 31, 1997

                                  Investment income

 Income:
 Interest                                                                                         $163,490,707
                                                                                                  ------------
 Expenses (Note 2):
 Investment management services fee                                                                  8,354,016
 Distribution fee-- Class B                                                                          1,586,518
 Transfer agency fee                                                                                 5,906,074
 Incremental transfer agency fee-- Class B                                                              16,169
 Administrative services fees and expenses                                                             799,667
 Compensation of board members                                                                          24,414
 Compensation of officers                                                                                9,423
 Custodian fees                                                                                        160,949
 Postage                                                                                               882,899
 Registration fees                                                                                     831,561
 Reports to shareholders                                                                               291,642
 Audit fees                                                                                             33,500
 Other                                                                                                  40,137
                                                                                                        ------
 Total expenses                                                                                     18,936,969
      Earnings credits on cash balances (Note 2)                                                    (1,229,288)
                                                                                                    ----------
 Total net expenses                                                                                 17,707,681
                                                                                                    ----------
 Investment income (loss)-- net                                                                    145,783,026
                                                                                                   -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on investments (Note 3)                                                          361
                                                                                                           ---
 Net increase (decrease) in net assets resulting from operations                                  $145,783,387
                                                                                                  ============

See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets
      IDS Cash Management Fund
      Year ended July 31,

                                  Operations and distributions                      1997                  1996

 Investment income (loss)-- net                                            $ 145,783,026         $ 109,971,618
 Net realized gain (loss) on investments                                             361                (2,565)
                                                                                     ---                ------
 Net increase (decrease) in net assets resulting from operations             145,783,387           109,969,053
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
          Class A                                                           (133,616,882)          (98,832,686)
          Class B                                                             (8,786,661)           (7,718,760)
          Class Y                                                             (3,374,403)           (3,425,225)
                                                                              ----------            ----------
 Total distributions                                                        (145,777,946)         (109,976,671)
                                                                            ------------          ------------
                                  Capital share transactions at constant $1 net asset value
 Proceeds from sales
      Class A shares                                                       9,587,486,301         6,873,710,335
      Class B shares                                                         263,976,722           546,797,564
      Class Y shares                                                         126,673,627           137,595,869
 Reinvestment of distributions at net asset value
      Class A shares                                                         129,747,271            96,280,970
      Class B shares                                                           8,706,594             7,549,183
      Class Y shares                                                           3,018,917             3,059,283
 Payments for redemptions
      Class A shares                                                      (8,958,744,870)       (6,341,900,642)
      Class B shares (Note 2)                                               (399,060,300)         (379,219,480)
      Class Y shares                                                        (124,384,459)         (169,773,277)
                                                                            ------------          ------------
 Increase (decrease) in net assets from capital share transactions           637,419,803           774,099,805
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     637,425,244           774,092,187
 Net assets at beginning of year                                           2,665,213,366         1,891,121,179
                                                                           -------------         -------------
 Net assets at end of year                                                $3,302,638,610        $2,665,213,366
                                                                          ==============        ==============
 Undistributed (excess of distributions over)
      net investment income                                               $          975        $       (4,105)
                                                                          --------------        --------------

See accompanying notes to financial statements.

 Notes to financial statements


      IDS Cash Management Fund
  1

Summary of
significant
accounting policies

      The Fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. The Fund offers Class A, Class B and Class Y shares. Class A shares have no sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee and transfer agent fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

  2

Expenses and
sales charges

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

      Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:
    o Class A $20
    o Class B $21
    o Class Y $20

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Sales charges received by American Express Financial Advisors Inc. for distributing Class B shares were $607,983 for the year ended July 31, 1997.

      During the year ended July 31, 1997, the Fund's custodian and transfer agency fees were reduced by $1,229,288 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities aggregated $19,498,414,715 and $18,872,174,174, respectively, for the year ended July 31, 1997. Realized gains and losses are determined on an identified cost basis.

  4

Financial
highlights

      "Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.

 Investments in securities


      IDS Cash Management Fund
      July 31, 1997
                                              (Percentages represent value of
                                           investments compared to net assets)

Issuer      Annualized        Amount       Value(a)
              yield on    payable at
               date of      maturity
              purchase

 U.S. government agency (0.3%)
 Federal Home Loan Bank Disc Nt
    01-28-98     5.78%   $10,000,000  $  10,000,000

 Total U.S. government agency
 (Cost: $10,000,000)                     10,000,000


 Certificates of deposit (4.7%)

 Domestic (0.5%)
 Bank of New York
    03-03-98     5.80     17,000,000     16,997,138

 Eurodollar (4.2%)
 ABN Amro Yankee
    05-15-98     6.08     14,000,000     13,997,898
 Canadian Imperial Bank Yankee
    09-02-97     5.54     46,700,000     46,700,412
 Credit Agricole Yankee
    08-11-97     5.62     25,000,000     25,000,000
 Societe Generale Yankee
    12-16-97     5.73     12,000,000     12,000,000
    12-24-97     5.68     20,000,000(c)  19,994,438
    03-03-98     5.85     10,000,000      9,997,756
    03-20-98     5.98     10,000,000      9,998,791
 Total                                  137,689,295

 Total certificates of deposit
 (Cost: $154,686,433)                   154,686,433


 Commercial paper (62.9%)

 Automotive & related (1.0%)
 Ford Motor Credit
    08-01-97     5.57     18,000,000     18,000,000
    08-07-97     5.57     14,800,000     14,786,335
 Total                                   32,786,335

 Banks and savings & loans (14.6%)
 ABN Amro North America Finance
    11-10-97     5.62     25,000,000     24,612,833
 ABN Canada
    09-16-97     5.57     20,000,000     19,858,933
 BBV Finance (Delaware)
    10-10-97     5.48     20,000,000     19,793,889
 Ciesco LP
    08-18-97     5.52     14,400,000     14,362,600
    08-19-97     5.55     27,600,000     27,523,824
    09-16-97     5.57      2,700,000(b)   2,680,956
 Commerzbank U.S. Finance
    10-24-97     5.54     31,800,000     31,394,126
 First Bank Minneapolis
    10-24-97     5.56     20,000,000(c)  19,997,330
    03-06-98     5.58     13,000,000(c)  12,997,017
 First Chicago NBD
    08-12-97     5.55     25,000,000     24,957,757
 First Union
    08-06-97     5.70    $25,000,000     25,000,000
 Fleet Funding
    08-06-97     5.53     17,000,000(b)  16,986,990
    08-13-97     5.53     34,000,000(b)  33,937,667
    08-14-97     5.53     15,600,000(b)  15,568,960
    08-25-97     5.54      5,228,000(b)   5,208,796
 Kredietbank North America Finance
    08-07-97     5.62     13,500,000     13,487,467
 Morgan Guaranty Bank Note
    06-22-98     5.97     15,000,000     14,995,534
 Natl Australia Funding (Delaware)
    08-08-97     5.60     16,400,000     16,382,302
 Natl Westminster Canada
    08-15-97     5.43     25,000,000     24,948,569
 NBD Bank Canada
    08-05-97     5.63     25,000,000     24,984,514
    08-22-97     5.53     17,600,000     17,543,431
    09-16-97     5.57     15,000,000     14,894,200
 New Center Asset Trust
    08-11-97     5.58     21,500,000     21,466,914
    09-08-97     5.55     27,500,000     27,340,347
 Societe Generale North America
    09-05-97     5.57     10,000,000      9,946,333
 Total                                  480,871,289

 Broker dealers (9.8%)
 Goldman Sachs Group
    08-07-97     5.63     20,000,000     19,981,400
    08-20-97     5.57     37,000,000     36,891,816
    08-21-97     5.60     21,900,000     21,832,475
    09-03-97     5.64     30,000,000     29,846,825
    09-08-97     5.64     35,000,000     34,794,219
 Merrill Lynch
    08-08-97     5.60     27,000,000     26,970,758
    08-18-97     5.79     12,000,000     11,967,700
    09-10-97     5.56     25,000,000     24,846,944
    09-11-97     5.57     25,000,000     24,842,833
    10-09-97     5.63     35,000,000     34,627,687
    10-16-97     5.62     14,500,000(c)  14,500,000
    05-26-98     5.60     15,000,000(c)  15,000,000
 Morgan Stanley Group
    08-25-97     5.53      2,000,000      1,992,667
    10-06-97     5.57     25,000,000     24,747,458
 Total                                  322,842,782

 Consumer finance -- personal loans (0.4%)
 Household Finance
    08-29-97     5.53     15,000,000     14,935,833

 Energy (3.0%)
 Chevron Transport
    09-11-97     5.55     20,000,000(b)  19,874,494
    10-01-97     5.55     10,000,000(b)   9,906,975
    10-06-97     5.56     10,000,000(b)   9,899,167
 Chevron UK
    08-12-97     5.62    $20,000,000     19,966,022
    08-22-97     5.56     25,000,000     24,919,354
    09-15-97     5.65     15,000,000     14,895,562
 Total                                   99,461,574

 Financial services (19.7%)
 Credit Agricole USA
    08-14-97     5.58     15,000,000     14,969,938
 A.I. Credit
    09-17-97     5.55      4,100,000      4,070,560
 American General Finance
    08-13-97     5.61     13,400,000     13,375,165
    08-28-97     5.53     26,100,000     25,992,338
    09-17-97     5.63     20,000,000     19,854,822
 Associates Corp North America
    08-04-97     5.63     15,000,000     14,993,025
    08-22-97     5.53     25,000,000     24,919,792
    08-22-97     5.54     50,000,000     49,839,292
    08-25-97     5.60     15,700,000     15,641,910
    08-29-97     5.52      1,500,000      1,493,595
    09-12-97     5.54     24,800,000     24,640,867
    09-18-97     5.62     15,000,000     14,889,000
 Beneficial
    08-19-97     5.58     29,000,000     28,919,670
    09-25-97     5.55     17,600,000     17,452,111
 BHP Finance (USA)
    08-19-97     5.54     10,800,000     10,770,246
    09-17-97     5.56      2,400,000      2,382,735
 BOC Group
    08-18-97     5.59     20,000,000     19,947,583
    09-09-97     5.56     23,200,000(b)  23,061,515
    09-15-97     5.55     10,000,000      9,931,250
 CAFCO
    08-12-97     5.62     20,000,000(b)  19,965,961
    08-14-97     5.61      2,100,000(b)   2,095,776
    08-15-97     5.55     16,400,000(b)  16,364,795
    08-18-97     5.55     34,100,000(b)  34,011,113
    08-18-97     5.60      7,500,000(b)   7,480,344
    08-20-97     5.60     11,200,000(b)  11,167,193
    09-16-97     5.52     14,900,000(b)  14,795,667
    09-24-97     5.55     14,000,000(b)  13,884,500
 CIT Group Holdings
    08-13-97     5.59      9,100,000      9,083,135
    09-18-97     5.54     27,300,000     27,099,800
 Commercial Credit
    08-12-97     5.60     24,700,000     24,658,113
    09-12-97     5.52     20,000,000     19,872,133
 General Electric Capital
    08-13-97     5.59     23,600,000     23,556,340
    09-19-97     5.64     30,000,000     29,772,967
 USAA Capital
    08-05-97     5.57      8,700,000      8,694,645
    08-15-97     5.59      7,900,000      7,882,980
    09-03-97     5.60     15,500,000     15,421,286
    11-14-97     5.61     17,000,000     16,726,796
    11-17-97     5.60     10,000,000      9,835,000
 Total                                  649,513,958

 Food (1.3%)
 Cargill Global Funding
    11-07-97     5.59     12,400,000(b)  12,214,007
    11-24-97     5.66     10,000,000(b)   9,826,541
 CPC Intl
    10-14-97     5.58      6,300,000(b)   6,228,775
    10-27-97     5.55     16,600,000(b)  16,380,161
 Total                                   44,649,484

 Household products (0.9%)
 Clorox
    09-09-97     5.57     30,000,000     29,820,600

 Industrial equipment & services (1.3%)
 ABB Treasury Center USA
    09-04-97     5.62      9,700,000(b)   9,648,973
 Mobil Australia Finance (Delaware)
    08-22-97     5.49     10,005,000(b)   9,973,776
    11-17-97     5.69     23,527,000(b)  23,133,864
 Total                                   42,756,613

 Insurance (2.3%)
 Lincoln Natl
    08-04-97     5.59     14,000,000(b)  13,993,502
    08-21-97     5.52      8,300,000(b)   8,274,639
    09-05-97     5.63     12,400,000(b)  12,332,730
    09-09-97     5.58     15,000,000(b)  14,910,138
    09-29-97     5.54     10,000,000(b)   9,910,025
 Metlife Funding
    09-10-97     5.54     16,500,000     16,399,167
 Total                                   75,820,201

 Media (1.1%)
 Reed Elsevier
    08-06-97     5.60     25,000,000(b)  24,980,729
    09-16-97     5.62     10,800,000(b)  10,723,410
 Total                                   35,704,139

 Retail (0.3%)
 May Department Stores
    10-21-97     5.59     11,900,000     11,752,470

 Utilities -- electric (2.7%)
 Alabama Power
    08-15-97     5.59     14,750,000     14,718,222
    08-19-97     5.59      7,200,000      7,180,056
 General Electric
    08-29-97     5.56     25,000,000     24,892,667
 Northern States Power
    09-16-97     5.55     42,100,000     41,804,130
 Total                                   88,595,075

 Utilities -- gas (0.7%)
 Gateway Fuel
    08-18-97     5.59      8,071,000      8,049,847
 Southern California Gas
    09-10-97     5.57     15,254,000(b)  15,160,442
 Total                                   23,210,289

 Utilities -- telephone (3.8%)
 Ameritech Capital Funding
    08-12-97     5.56      8,300,000(b)   8,286,026
 MCI Communications
    09-12-97     5.62      8,600,000(b)   8,544,315
    09-16-97     5.62     15,000,000(b)  14,893,625
    09-19-97     5.62     20,000,000(b)  19,848,917
    10-31-97     5.56     19,000,000(b)  18,736,808
    11-17-97     5.64     12,100,000(b)  11,899,261
 Southwestern Bell Telephone
    09-09-97     5.55     15,300,000(b)  15,208,837
 SBC Communications Capital
    08-07-97     5.52     13,600,000(b)  13,587,533
    09-08-97     5.56      1,000,000        994,184
    10-07-97     5.59     13,000,000(b)  12,866,447
 Total                                  124,865,953

 Total commercial paper
 (Cost: $2,077,586,595)               2,077,586,595

 Letters of credit (31.1%)
 ABN Amro-
 Formosa Plastics
    08-26-97     5.68     15,000,000     14,941,667
    09-02-97     5.70     20,000,000     19,900,089
 ABN Amro-
 Omnicon Financial Services
    08-19-97     5.55     24,100,000(b)  24,033,484
 ABN Amro-
 U.S. Prime Properties
    08-14-97     5.62     19,000,000     18,961,784
 Banco Santander
 Banco Bozano
    08-15-97     5.66     18,700,000     18,659,130
 Bank of America-
 Formosa Plastics
    08-08-97     5.54     20,000,000     19,978,533
    08-28-97     5.68     25,000,000     24,895,000
    09-17-97     5.57     31,900,000     31,670,107
    10-16-97     5.59     10,000,000      9,883,467
 Bank of America-
 Hyundai Motor Finance
    09-23-97     5.57      8,000,000      7,934,987
    10-03-97     5.57     12,000,000     11,884,080
 Bank of New York-
 River Fuel Trust
    10-03-97     5.58     20,180,000(b)  19,984,708
 Barclays Bank-
 Banca Serfin
    10-20-97     5.62     15,000,000     14,815,333
 Barclays Bank-
 Banco BCN Barclays (Bahamas)
    08-04-97     5.73     15,000,000     14,992,938
 Barclays Bank-
 Banco Bredesco
    09-22-97     5.65     22,000,000     21,822,998
 Barclays Bank-
 Banco de Columbia
    08-25-97     5.55      8,000,000      7,970,560
 Barclays Bank-
 Banco Del Ismo
    08-20-97     5.63     10,000,000      9,970,550
    09-18-97     5.68     15,000,000     14,888,000
 Barclays Bank-
 Banco Real
    10-02-97     5.58     10,000,000      9,904,933
    10-06-97     5.91     13,000,000     12,862,958
 Barclays Bank-
 Petrobras
    09-19-97     5.56     10,000,000      9,925,003
 Barclays Bank-
 Petroleo Brasileiro
    08-29-97     5.55     10,000,000      9,957,067
    10-21-97     5.60     10,000,000      9,875,800
 Canadian Imperial Bank-
 Commed Fuel
    10-07-97     5.58     14,767,000     14,615,568
    10-23-97     5.57     17,626,000     17,402,493
 Chase Manhattan Bank-
 Somerset Railroad
    08-11-97     5.72     14,300,000     14,277,597
    09-19-97     5.57     13,900,000     13,795,565
 Credit Agricole-
 Louis Dreyfus
    08-06-97     5.64     10,000,000      9,992,222
    08-14-97     5.54     25,000,000     24,950,257
    09-04-97     5.53     10,000,000      9,948,056
 Credit Suisse-
 Chinatex Capitals
    08-22-97     5.56     13,000,000     12,958,140
    10-27-97     5.61     10,000,000      9,866,358
 Credit Suisse-
 COFCO Capital
    08-27-97     5.57     15,000,000     14,940,092
    09-05-97     5.59     10,000,000      9,946,139
    09-05-97     5.57      5,000,000(b)   4,973,118
    09-08-97     5.59     15,000,000     14,912,283
    09-23-97     5.65     20,000,000     19,835,994
 Credit Suisse-
 Sinochem
    08-08-97     5.76     11,000,000     10,987,851
    08-11-97     5.55      4,000,000      3,993,867
    10-17-97     5.61     26,000,000     25,692,471
    10-23-97     5.58     20,700,000     20,437,512
 Credit Suisse-
 Sunkyong America
    10-27-97     5.58     15,000,000     14,800,625
 Dresdner Bank-
 Transportadora De Gas Del Sur
    10-20-97     5.60     20,000,000     19,754,667
    10-23-97     5.58     20,000,000     19,746,389
 First Bank-
 Midwest CP
    08-15-97     5.54     10,000,000      9,978,533
    09-19-97     5.57     19,052,000     18,908,856
 First Chicago-
 Commed Fuel
    08-19-97     5.60     15,859,000     15,814,991
    08-27-97     5.53      8,600,000      8,565,839
    09-11-97     5.56      9,145,000      9,087,508
 Societe Generale-
 China Intl Marine Containers
    08-05-97     5.65     20,000,000     19,987,556
    08-05-97     5.75     15,000,000     14,990,550
 Societe Generale-
 JMG Funding
    08-06-97     5.58     21,069,000     21,052,759
    10-16-97     5.59     20,000,000     19,766,933
 Toronto Dominion Bank-
 Franciscan Services
    08-15-97     5.55     51,550,000     51,439,339
 Union Bank Switzerland-
 River Fuel Trust
    10-08-97     5.59     13,545,000(b)  13,403,515
 Westdeutsche Landesbank-
 Beal Argentina
    08-12-97     5.72     20,000,000     19,965,594
 Beal Brazil
    08-26-97     5.55     17,000,000     16,934,833
    08-26-97     5.61     15,000,000     14,942,188
 Westdeutsche Landesbank-
 Comision Federale de Electricidad
    09-04-97     5.57     10,000,000      9,947,772
    09-05-97     5.54     30,000,000     29,839,583
    09-05-97     5.57     10,000,000(b)   9,946,333
    09-08-97     5.58     15,000,000     14,912,442
    09-15-97     5.58     12,500,000     12,412,813
 Westdeutsche Landesbank-
 Hillsborough
    08-20-97     5.56     13,913,000     13,872,393
 Westdeutsche Landesbank-
 Unibanco
    09-10-97     5.65     15,000,000     14,907,000

 Total letters of credit
 (Cost: $1,028,217,770)               1,028,217,770


 Total investments in securities
 (Cost: $3,270,490,798)(d)           $3,270,490,798


See accompanying notes to investments in securities.


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1997.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 1997.

PART C.        OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)            Financial Statements included in Part B of this
               Registration Statement:

               - Independent Auditors' Report dated September 5, 1997 - Statement of Assets and Liabilities, July 31, 1997 - Statement of Operations, Year ended July 31, 1997 - Statements of Changes in Net Assets, for the two-year period ended July 31, 1997 and July 31, 1996 - Notes to
               Financial Statements - Investments in Securities, July 31, 1997 - Notes to Investments in Securities

(b)            EXHIBITS:

1. Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-54516, is incorporated herein by reference.

2. By-laws, as amended January 12, 1989, filed as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-54516, is incorporated herein by reference.

3.             Not Applicable.

4. Copy of Stock certificate, filed as Exhibit 4 to Registrant's Amendment No. 12 to Registration Statement No. 2-54516 dated September 18, 1982, is incorporated herein by reference.

5. Copy of Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is filed electronically herewith.

6. Copy of Distribution Agreement between Registrant and American Express Financial Advisors, Inc. dated March 20, 1995, is filed electronically herewith.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8(a).          Copy of Custodian Agreement between Registrant and
               American Express Trust Company, dated March 20, 1995, is filed electronically herewith.

8(b). Copy of Custody Agreement between Morgan Stanley Trust Company and IDS Bank & Trust dated May, 1993, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-54516, is incorporated herein by reference.

9(a). Copy of Plan and Agreement of Merger dated April 10, 1986, filed as Exhibit 9 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-54516, is incorporated herein by reference.

9(b). Copy of Transfer Agency Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is filed electronically herewith.

9(c). Copy of License Agreement between the Registrant and IDS Financial Corporation dated Jan. 25, 1988, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-54516, is incorporated herein by reference.

9(e). Copy of Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is filed electronically herewith.

9(f).          Copy of Agreement and Plan of Reorganization, dated Sept.
               8, 1994, between IDS Cash Management Fund, a series of IDS Money Market Series, Inc. and IDS Planned Investment Account, also a series of IDS Money Market Series, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 on Form N-14, is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 notice.

11. Independent Auditors' Consent, is filed electronically herewith.

12.            None.

13.            Not applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-38355, are incorporated herein by reference.

15. Copy of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, is filed electronically herewith.

16. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22, filed as Exhibit 16 to Post-Effective Amendment No. 35 is incorporated herein by reference.

17. Financial Data Schedule, is filed electronically herewith.

18. Copy of plan pursuant to Rule 18f-3 under the 1940 Act is filed electronically as Exhibit 18 to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-54516, is incorporated herein by reference.

19(a). Directors' Power of Attorney to sign Amendment to this Registration Statement dated January 8, 1997, is filed electronically herewith.

19(b). Officers' Power of Attorney, dated Nov. 1, 1995, to sign Amendments to this Registration Statement, filed as
               Exhibit 19(b) to Registrant's Post-Effective Amendment No. 45, is incorporated herein by reference.

Item 25.       Persons Controlled by or Under Common Control with
               Registrant.

               None.

Item 26.       Number of Holders of Securities.

          (1)                               (2)
                                      Number of Record
                                       Holders as of
     Title of Class                    Sept.  , 1997
     --------------                   --------------
       Class A                          304,802
       Class B                           11,486
       Class Y                            8,954
                                        -------
                                        325,242

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Money Market Series, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of September, 1997.


IDS MONEY MARKET SERIES, INC.


By /s/  William R. Pearce**
        William R. Pearce, President


By /s/  Melinda S. Urion**
        Melinda S. Urion, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of September, 1997.

Signature                                     Capacity

/s/  William R. Pearce**                      President and
     William R. Pearce                        Principal Executive
                                              Officer and Director

/s/  H. Brewster Atwater, Jr.*                Director
     H. Brewster Atwater, Jr.


/s/  Lynne V. Cheney*                         Director
     Lynne V. Cheney


/s/  William H. Dudley*                       Director
     William H. Dudley


/s/  Robert F. Froehlke*                      Director
     Robert F. Froehlke


/s/  David R. Hubers*                         Director
     David R. Hubers

Signature                                     Capacity

/s/  Heinz F. Hutter*                         Director
     Heinz F. Hutter


/s/  Anne P. Jones*                           Director
     Anne P. Jones


/s/  Melvin R. Laird*                         Director
     Melvin R. Laird


/s/  Alan K. Simpson*                         Director
     Alan K. Simpson


/s/  Edson W. Spencer*                        Director
     Edson W. Spencer


/s/  John R. Thomas*                          Director
     John R. Thomas


/s/  Wheelock Whitney*                        Director
     Wheelock Whitney


/s/  C. Angus Wurtele*                        Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 8, 1997, filed electronically herewith by:



_______________________________
William R. Pearce


**Signed pursuant to Officers' Power of Attorney, dated Nov. 1,
1995, is filed electronically as Exhibit 19(b) to Registrant's
Post-Effective Amendment No. 45 by:



_______________________________
William R. Pearce

CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 47
TO REGISTRATION STATEMENT NO. 2-54516


This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     IDS Cash Management Fund prospectus.

Part B.

     Statement of Additional Information for IDS Money Market Series, Inc., IDS Cash Management Fund.

     Financial Statements.

Part C.

     Other information.

     Exhibits.

The signatures.